Exhibit 99.5

FIGRE 2024-HE3 Rebuttal Findings 06.28.2024

Seller:

Deal ID:

Total Loan Count: 1131

Loans by Grade in Population
Loan Grade	Count	Percentage
1	958	84.70%
2	90	7.96%
3	83	7.34%

Trade Summary
Loan Status	Count	Percentage
Review Complete	1044	92.31%
In Rebuttal	87	7.69%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	177	175	175	84	93	0	0	83	0	88	6
2	5	0	0	5	0	0	0	0	0	5	0
1	3212	0	3	3209	0	0	3	0	0	0	3212

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	9	5	0	4	2	0	4
Security Instrument - Inaccurate	4	4	0	0	1	0	0
Note - Incomplete / Inaccurate	4	0	0	4	0	0	4
Rescission Test	1	1	0	0	1	0	0
Credit	4	3	0	1	0	0	1
DTI - Exceeds Guidelines - originator (not pcqc eligible)	3	3	0	0	0	0	0
Income Variance	1	0	0	1	0	0	1
Valuation	169	169	0	0	81	0	88
Appraisal - Value is not supported within a 10% variance	169	169	0	0	81	0	88